UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07760

KEELEY SMALL CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

KEELEY FUNDS, INC.
401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

     ALAN GOLDBERG
BELL, BOYD & LLOYD LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 2007

Date of reporting period: March 31, 2007

Item 1. Report to Stockholders.

SEMI-ANNUAL
REPORT

MARCH 31, 2007

CONTENTS

KEELEY Small Cap Value Fund
Letter to Shareholders	1
Expense Example	5
Schedule of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Renewal of Investment Advisory Contract	18

KEELEY Mid Cap Value Fund
Letter to Shareholders	20
Expense Example	23
Schedule of Investments	24
Statement of Assets and Liabilities	26
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	28
Notes to Financial Statements	39
Renewal of Investment Advisory Contract	43

KEELEY All Cap Value Fund
Letter to Shareholders	29
Expense Example	32
Schedule of Investments	33
Statement of Assets and Liabilities	36
Statement of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38
Notes to Financial Statements	39
Renewal of Investment Advisory Contract	43

LETTER TO SHAREHOLDERS — KEELEY SMALL CAP VALUE FUND (KSCVX)

Dear Shareholder,

During the past six months from October 1st, 2006 through March 31st, 2007, the Fund’s net assets grew to $4,179,467,533 and the number of shareholders grew to 187,070. For the six month period ending March 31st, 2007, the portfolio turnover was 25.36% and the expense ratio was 1.33%. The Fund’s portfolio is widely diversified with investments in 176 equities. The Fund is registered for sale in all 50 states and the District of Columbia. Our broker dealer network totals over 350 broker dealers and trust entities. As of March 31st, 2007, the Keeley family beneficially owns 0.46% of the Fund’s outstanding shares.

As of this date, the KEELEY Small Cap Value Fund, Inc. was rated five stars («««««) by Morningstar among 133 Small Blend funds for the 10-year period. The Fund received five stars («««««) for the five year period among 403 funds and five stars («««««) among 495 funds for the three year period. Morningstar ratings reflect historical risk adjusted performance as of March 31st, 2007 and are subject to change every month*.

The KEELEY Small Cap Value Fund, Inc. was recently selected as one of the 24 recipients of the 2007 Standard & Poor’s BusinessWeek Excellence in Fund Management Annual Award. The selection criteria started with 830 funds rated A or B+ in their categories for the five years ending on Dec. 31, 2006, in the BusinessWeek Mutual Fund Scoreboard (BW—Jan. 22). Their highest ratings do not necessarily go to the funds that racked up the biggest numbers. What counts are the risk-adjusted returns. To be considered for the award, a fund must have assets of at least $100 million, a manager with at least five years’ tenure, a minimum investment of less than $26,000, and the Fund should be open to new investors. Once a fund clears those hurdles, S&P analysts conduct in-depth, face-to-face interviews with managers to quiz them on investment practices. In the four years since the award has been given, the selected managers have lived up to their billing – the average stock fund finalist beat the Standard & Poor’s 500-stock index by 5.6 percentage points annually.

As of this date, the Fund also rated as a Lipper Leader in the Overall Total Return and Overall Consistent Return among 546 and 543 funds respectively. Lipper ratings for Overall Total Return and Overall Consistent Return reflect the Fund’s historical total return performance relative to peers. The Overall rating is calculated monthly, based upon an equal-weighted average of percentile ranks for each measure over three, five, and ten-year periods (if applicable).

For the quarter ended March 31st, 2007, the Fund’s total return was 4.10% versus a return of 1.95% for the Russell 2000 Index. For the six month period ended March 31st, 2007, the Fund’s return was 16.57% versus 11.02% for the Russell 2000 Index. For the one year period the Fund’s return was 8.60% versus 5.91% for the Russell 2000 Index. For the five year period the Fund’s average annual return was 17.35% versus 10.95% for the Russell 2000 Index. For the ten year period, the Fund’s average annual return was 16.94% versus 10.23% for the Russell 2000 Index. Since its inception, October 1st, 1993, the Fund’s average annual return was 16.13% versus 10.36% for the Russell 2000 Index. Performance Data does not reflect the deduction of the sales load or fee, and, if reflected, the load or fee would reduce the performance quoted.

Performance Data Including 4.5% Maximum Up-Front Sales Charge

For the quarter ended March 31st, 2007, the Fund’s total return was -0.58% versus a return of 1.95% for the Russell 2000 Index. For the six month period ended March 31st, 2007, the Fund’s return was 11.33% versus 11.02% for the Russell 2000 Index. For the one year period the Fund’s return was 3.71% versus 5.91% for the Russell 2000 Index. For the five year period the Fund’s average annual return was 16.27% versus 10.95% for the Russell 2000 Index. For the ten year period, the Fund’s average annual return was 16.40% versus 10.23% for the Russell 2000 Index. Since inception, October 1st, 1993, the Fund’s average annual return was 15.74% versus 10.36% for the Russell 2000 Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and the current performance my be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

During the first quarter of 2007, the sectors that made a positive contribution to the Fund’s performance included consumer discretionary, industrials, and materials. The largest detractor from performance was the financials sector. The Fund has benefited from heavy merger activity that has been prevalent in recent years. This trend has continued year to date, as six companies in the portfolio were acquired during the quarter at a premium to our original purchase price. Those companies included Hanover Compressor (HC), Aquila (ILA), Central Parking (CPC), Winston Hotels (WXH), K&F Industries (KFI), and PHH Corp. (PHH). Three of these were acquired by private equity firms. Within the consumer discretionary sector, Orient Express Hotels was a strong contributor, rising over 26% during the quarter and surging to a new 52 week high amid speculation that the hotel and restaurant operator might be acquired. Vail Resorts Inc. also continued to post strong returns climbing over 21% in the first quarter. The ski resort operator posted strong quarterly returns citing strong real estate and season pass sales. Industrials continue to be the fund’s largest exposure from a sector perspective, and a number of names within the sector performed well during the quarter. Quanta Services climbed over 28% after a strong first quarter earnings report. General Cable reached a new 52 week high and rose over 22% after the company swung to a fourth quarter profit and forecasted first quarter earnings projections that were above expectations. While we believe a number of names in the industrial sector remain attractive, we have been taking profits in some of our more successful positions within the sector. Within the materials sector, Brush Engineered Materials climbed over 43% during the quarter after the provider of alloy and electronic products posted better than expected fourth quarter results and issued strong guidance going forward. Ryerson Inc. also contributed positively toward results, rising over 58% during the quarter after the metals distributor cited a review of their business due to shareholder activism. As mentioned previously, the only material negative impact to performance from a sector perspective came from financials. Within that sector, there was not an individual name that detracted more than 10 basis points from the Fund’s performance. However, pressure from the housing market and the negative press of the sub prime mortgage crisis had an impact on several names in the portfolio. Going forward, we continue to look for ideas within our five investment themes that focus on companies undergoing corporate restructuring. We are excited about a number of opportunities that are upcoming in 2007. With the anticipated break up of Tyco International, American Standard, and Temple Inland, our research staff will diligently continue the pursuit of adding shareholder value.

The Fund invests in small capitalization stocks (i.e., those securities that the Fund previously defined in 2002 as having a market capitalization of $1 billion or less, and, effective as of January 31, 2007, that it defines as $2.5 billion or less). Since July 31, 2002, the rules to which the Fund is subject have required the Fund to adopt a policy that requires the Fund to invest eighty percent (80%) of its net assests in such securities. However, due to our inadvertent misinterpretation of those rules, and also because of the market appreciation of certain of the Fund’s holdings, the Fund’s adopted policy has not been met since the end of July 2002. As a result, the Fund’s quarter-end holdings in small capitalization stocks ranged from 51% to 78% of its total net assets during this period. The Fund’s performance throughout this period generally has exceeded the Fund’s benchmark, the Russell 2000 Index, and as of the date of the mailing of this report, the Fund has been operating in compliance with its adopted policy and those rules.

Thank you for your continued commitment to the Fund.

Sincerely,

John L. Keeley, Jr.
President

There are risks associated with investing in small-cap mutual funds, such as smaller product lines and market shares, including limited available information. You should consider objectives, risks and charges and expenses of a fund carefully before investing. Additional information regarding such risks, including information on fees is located in the Fund’s prospectus. Please read the Fund’s prospectus carefully before investing.
____________________
*	Morningstar ratings are based on a risk adjusted return measure that accounts for variation in a Fund’s monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the three-, five-, and ten-year returns. The top 10% of funds are labeled five stars, the next 22.5% are labeled four stars, the next 35% are labeled three stars, the next 22.5% are labeled two stars and the bottom 10% one star. ©2005 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Investments by Sector
As a Percentage of Equities
(Unaudited)

Index Comparison
Comparison of a Hypothetical $10,000 Investment
In KSCVX and Russell 2000® Index*
(Unaudited)

Average annual total returns **
For the periods ended March 31, 2007

Since Commencement
of Operations
	1-Year	5-Years	10-Years	(10/1/1993)
KSCVX	+8.60%	+17.35%	+16.94%	+16.13%
KSCVX (includes max
4 1/2% front-end load)	+3.71%	+16.27%	+16.40%	+15.74%
Russell 2000® Index	+5.91%	+10.95%	+10.23%	+10.36%

*	The Russell 2000® Index is comprised of the smallest 2,000 companies in the Russell 3000® Index.
The Russell 3000® Index is comprised of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000® Index is unmanaged and returns include reinvested dividends.
**	PERFORMANCE DATA quoted represents past performance, which is not predictive of future performance. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

     KEELEY Small Cap Value Fund, Inc.
Expense Example
For the Six Month Period Ended March 31, 2007
(Unaudited)

As a shareholder of the KEELEY Small Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	October 1, 2006	March 31, 2007	March 31, 2007*
Actual	$1,000.00	$1,165.70	$7.18
Hypothetical (5% return
before expenses)	1,000.00	1,018.30	6.69

*	Expenses are equal to the Fund’s expense ratio of 1.33% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days the Fund operated during the period).

KEELEY Small Cap Value Fund, Inc.
SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 99.47%
	Aerospace & Defense – 3.22%
1,085,000	GenCorp, Inc. (a)	$15,016,400
1,730,000	Hexcel Corp. (a)	34,340,500
835,400	K & F Industries Holdings, Inc. (a)	22,497,322
800,000	Ladish, Inc. (a) (b)	30,112,000
880,000	Teledyne Technologies, Inc. (a)	32,947,200
		134,913,422
	Air Freight & Logistics – 0.60%
475,000	Atlas Air Worldwide Holdings (a)	25,046,750
	Auto Components – 1.31%
1,127,500	LKQ Corp. (a)	24,647,150
1,007,500	Midas, Inc. (a) (b)	21,731,775
280,000	Sauer-Danfoss, Inc.	8,428,000
		54,806,925
	Capital Markets – 4.50%
745,000	Cowen Group, Inc. (a) (b)	12,396,800
983,270	Epoch Holding Corp. (a)	12,998,829
175,000	Greenhill & Co., Inc.	10,743,250
937,500	Investment Technology Group, Inc. (a)	36,750,000
1,360,000	LaBranche & Co, Inc. (a)	11,097,600
1,335,000	MarketAxess Holdings, Inc. (a)	22,347,900
410,000	Piper Jaffray Cos. (a)	25,395,400
1,325,000	SWS Group, Inc.	32,873,250
925,000	Thomas Weisel Partners Group, Inc. (a)	17,593,500
1,185,000	Van der Moolen Holding NV - ADR	6,339,750
		188,536,279
	Chemicals – 1.10%
785,000	Koppers Holdings, Inc.	20,143,100
985,000	WR Grace & Co. (a)	26,023,700
		46,166,800
	Commercial Banks – 1.71%
595,000	BankFinancial Corp.	9,680,650
1,320,000	Boston Private Financial Holdings, Inc.	36,854,400
690,000	PrivateBancorp, Inc.	25,226,400
		71,761,450
	Commercial Services & Supplies – 3.54%
1,101,000	ACCO Brands Corp. (a)	26,523,090
651,600	Central Parking Corp.	14,452,488
1,130,000	Cenveo, Inc. (a)	27,459,000
695,000	GP Strategies Corp. (a)	6,324,500
500,000	Layne Christensen Co. (a)	18,210,000
535,000	Mac-Gray Corp. (a)	8,378,100
1,190,000	PHH Corp. (a)	36,366,400
303,000	Standard Parking Corp. (a)	10,717,110
		148,430,688
	Communications Equipment – 0.82%
995,000	Superior Essex, Inc. (a)	34,496,650
	Construction & Engineering – 4.91%
930,000	Chicago Bridge & Iron Co. NV - ADR	28,597,500
635,000	Foster Wheeler Ltd. (a)	37,077,650
725,000	Granite Construction, Inc.	40,063,500
455,000	Integrated Electrical Services Inc. (a)	11,252,150
665,000	McDermott International, Inc. (a)	32,571,700
1,245,000	Quanta Services, Inc. (a)	31,398,900
790,000	The Shaw Group Inc. (a)	24,703,300
		205,664,700

The accompanying notes are an integral part of these financial statements.

     KEELEY Small Cap Value Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007
(Unaudited)

Number
of Shares		Value
	Construction Materials – 1.07%
595,000	Texas Industries, Inc.	$44,940,350
	Consumer Finance – 0.74%
1,120,000	MoneyGram International, Inc.	31,091,200
	Containers & Packaging – 0.24%
535,000	Myers Industries, Inc.	9,993,800
	Distributors – 0.62%
2,180,000	Prestige Brands Holdings, Inc. (a)	25,833,000
	Diversified Consumer Services – 0.25%
1,002,500	Coinmach Service Corp.	10,636,525
	Diversified Financial Services – 0.93%
810,000	GATX Corp.	38,718,000
	Electric Utilities – 2.17%
250,000	Black Hills Corp.	9,192,500
1,135,000	Cleco Corp.	29,317,050
1,198,500	Portland General Electric Co.	34,996,200
635,000	Westar Energy, Inc.	17,475,200
		90,980,950
	Electrical Equipment – 1.63%
750,000	General Cable Corp. (a)	40,072,500
605,000	Regal-Beloit Corp.	28,059,900
		68,132,400
	Electronic Equipment & Instruments – 0.28%
1,090,000	NU Horizons Electronics Corp. (a) (b)	11,477,700
	Energy Equipment & Services – 6.51%
1,015,000	Allis-Chalmers Energy, Inc. (a)	15,986,250
665,000	Basic Energy Services Inc. (a)	15,494,500
720,000	Bronco Drilling Co, Inc. (a)	11,930,400
1,055,000	Dresser-Rand Group, Inc. (a)	32,135,300
1,350,000	Hanover Compressor Co. (a)	30,037,500
459,000	Lufkin Industries, Inc.	25,786,620
1,015,000	Natural Gas Services Group Inc. (a) (b)	14,382,550
1,560,000	Parker Drilling Co. (a)	14,648,400
1,710,000	Pioneer Drilling Co. (a)	21,699,900
1,500,000	RPC, Inc.	24,990,000
810,000	Superior Well Services, Inc. (a)	18,508,500
880,000	Tesco Corp. (a)	23,364,000
1,055,000	Willbros Group, Inc. (a)	23,779,700
		272,743,620
	Food Products – 2.66%
760,000	Flowers Foods, Inc.	22,929,200
1,095,000	Lance, Inc.	22,162,800
538,500	Ralcorp Holdings, Inc. (a)	34,625,550
1,037,500	TreeHouse Foods, Inc. (a)	31,612,625
		111,330,175
	Gas Utilities – 0.44%
485,000	South Jersey Industries, Inc.	18,454,250
	Health Care Providers & Services – 0.25%
308,000	Emeritus Corp. (a)	10,395,000
	Hotels, Restaurants & Leisure – 8.51%
935,000	AFC Enterprises (a)	18,746,750
1,367,000	CKE Restaurants, Inc.	25,781,620
4,762,000	Denny’s Corp. (a) (b)	23,333,800
750,000	Gaylord Entertainment Co. (a)	39,652,500

The accompanying notes are an integral part of these financial statements.

     KEELEY Small Cap Value Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007
(Unaudited)

Number
of Shares		Value
	Hotels, Restaurants & Leisure (continued)
602,000	Ihop Corp.	$35,307,300
1,480,000	Interstate Hotels & Resorts, Inc. (a)	9,338,800
1,175,000	Marcus Corp. (b)	27,330,500
770,000	Orient-Express Hotels Ltd.	46,061,400
1,425,000	Red Lion Hotels Corp. (a) (b)	17,727,000
1,010,000	The Steak N Shake Co. (a)	16,937,700
1,147,500	Triarc Companies	21,492,675
54,000	Triarc Companies - Class B	928,260
760,000	Vail Resorts, Inc. (a)	41,290,800
945,000	Wyndham Worldwide Corp. (a)	32,271,750
		356,200,855
	Industrial Conglomerates – 0.73%
1,240,000	Walter Industries, Inc.	30,690,000
	Insurance – 1.72%
1,035,000	Covanta Holding Corp. (a)	22,956,300
345,000	Crawford & Co.	2,001,000
950,000	Meadowbrook Insurance Group, Inc. (a)	10,440,500
765,000	OneBeacon Insurance Group Ltd.	19,125,000
1,270,000	The Phoenix Cos Inc.	17,627,600
		72,150,400
	IT Services – 0.75%
1,040,000	Wright Express Corp. (a)	31,543,200
	Machinery – 15.94%
680,000	Actuant Corp. Class A	34,550,800
765,000	Albany International Corp.	27,494,100
707,100	Altra Holdings, Inc. (a)	9,694,341
760,000	American Railcar Industries, Inc.	22,655,600
482,000	Bucyrus International, Inc. - Class A	24,823,000
805,000	CIRCOR International, Inc.	28,738,500
545,000	EnPro Industries, Inc. (a)	19,647,250
520,000	Federal Signal Corp.	8,070,400
1,375,000	Flow International Corp. (a)	14,767,500
504,000	Flowserve Corp. (a)	28,823,760
1,005,000	Foster L B Co. (a) (b)	20,713,050
140,000	Freightcar America, Inc.	6,743,800
832,500	Gardner Denver, Inc. (a)	29,012,625
1,260,000	Greenbrier Cos, Inc. (b)	33,642,000
540,000	Joy Global, Inc.	23,166,000
905,000	Kaydon Corp.	38,516,800
670,000	Lindsay Manufacturing Co. (b)	21,299,300
494,000	Manitowoc Co.	31,383,820
1,265,000	Mueller Water Products, Inc. Class B	16,938,350
1,360,000	Mueller Water Products, Inc. Class A	18,781,600
840,000	RBC Bearings, Inc. (a)	28,081,200
642,000	Terex Corp. (a)	46,069,920
877,500	Trinity Industries, Inc.	36,784,800
595,000	Valmont Industries, Inc.	34,408,850
797,500	Watts Water Technologies, Inc.	30,328,925
945,000	Westinghouse Air Brake Technologies Corp.	32,593,050
		667,729,341
	Media – 2.01%
660,000	Carmike Cinemas, Inc. (b)	15,312,000
2,100,000	Gray Television, Inc.	21,882,000
800,000	Idearc, Inc.	28,080,000
765,000	Interactive Data Corp.	18,933,750
		84,207,750
	Metals & Mining – 9.98%
390,000	Allegheny Technologies, Inc.	41,609,100
800,000	AM Castle & Co.	23,488,000
690,000	AMCOL International Corp.	20,458,500

The accompanying notes are an integral part of these financial statements.

     KEELEY Small Cap Value Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007
(Unaudited)

Number
of Shares		Value
	Metals & Mining (continued)
820,000	Brush Engineered Materials, Inc. (a)	$39,745,400
322,000	Carpenter Technology Corp.	38,884,720
800,000	Century Aluminum Co. (a)	37,504,000
765,000	Chaparral Steel Co.	44,500,050
975,000	Commercial Metals Co.	30,566,250
815,000	Compass Minerals International, Inc.	27,221,000
80,000	Haynes International, Inc. (a)	5,834,400
550,000	Kaiser Aluminum Corp. (a)	42,900,000
825,000	Ryerson Tull, Inc.	32,686,500
690,000	Universal Stainless & Alloy (a) (b)	32,754,300
		418,152,220
	Multiline Retail – 1.47%
1,585,000	Retail Ventures, Inc. (a)	33,364,250
1,350,000	Saks, Inc.	28,134,000
		61,498,250
	Multi-Utilities – 0.40%
3,500,000	Aquila, Inc. (a)	14,630,000
173,000	Florida Public Utilities Co.	2,145,200
		16,775,200
	Oil, Gas & Consumable Fuels – 8.61%
1,140,000	Bois d’Arc Energy, Inc. (a)	15,082,200
810,000	Carrizo Oil & Gas, Inc. (a)	28,317,600
825,000	Comstock Resources, Inc. (a)	22,588,500
620,000	Encore Acquisition Co. (a)	14,997,800
2,090,020	EXCO Resources, Inc. (a)	34,652,532
1,000,000	Foundation Coal Holdings, Inc.	34,340,000
980,000	Goodrich Petroleum Corp. (a)	32,957,400
475,000	Penn Virginia Corp.	34,865,000
2,010,000	PetroHawk Energy Corp. (a)	26,471,700
615,000	Quicksilver Resources, Inc. (a)	24,458,550
760,000	Range Resources Corp.	25,384,000
980,000	Western Refinancing, Inc.	38,239,600
720,000	Whiting Petroleum Corp. (a)	28,375,200
		360,730,082
	Paper & Forest Products – 1.54%
332,000	Deltic Timber Corp.	15,922,720
895,000	Neenah Paper, Inc. (b)	35,567,300
900,000	Wausau-Mosinee Paper Corp.	12,924,000
		64,414,020
	Real Estate Investment Trusts – 0.47%
1,300,000	Winston Hotels, Inc.	19,539,000
	Road & Rail – 2.37%
335,000	Amerco, Inc. (a)	23,446,650
1,425,000	Genesee & Wyoming, Inc. (a)	37,919,250
970,000	Kansas City Southern (a)	34,512,600
180,500	Providence and Worcester Railroad Co.	3,194,850
		99,073,350
	Specialty Retail – 2.01%
381,400	Maidenform Brands, Inc. (a)	8,798,898
1,582,000	PEP Boys-Manny, Moe & Jack	30,200,380
2,180,000	Sally Beauty Holdings, Inc.	20,034,200
1,085,000	Stage Stores, Inc.	25,291,350
		84,324,828

The accompanying notes are an integral part of these financial statements.

     KEELEY Small Cap Value Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007
(Unaudited)

Number
of Shares		Value
	Textiles, Apparel & Luxury Goods – 1.46%
1,025,000	Hanesbrands, Inc. (a)	$30,124,750
1,052,500	Movado Group, Inc. (b)	30,996,125
		61,120,875
	Thrifts & Mortgage Finance – 2.00%
1,160,000	BankAtlantic Bancorp, Inc.	12,713,600
276,200	Citizens First Bancorp, Inc.	6,291,836
470,000	Home Federal Bancorp, Inc.	7,299,100
245,000	KNBT Bancorp, Inc.	3,611,300
1,355,000	NewAlliance Bancshares, Inc.	21,964,550
400,000	Provident Financial Services, Inc.	6,980,000
300,000	TierOne Corp.	8,112,000
1,555,000	Westfield Financial Inc.	16,669,600
		83,641,986
	Total Common Stocks
	(Cost $3,485,393,444)	4,166,341,991

Principal
Amount		Value
	SHORT-TERM INVESTMENTS – 0.68%
$28,228,800	U.S. Bank, N.A. Demand Note, 4.50%	$28,228,800
	Total Short-Term Investments
	(Cost $28,228,800)	28,228,800
	Total Investments
	(Cost $3,513,622,244) – 100.15%	4,194,570,791
	Liabilities in Excess of Other Assets – (0.15)%	(6,192,730)
	NET ASSETS – 100.00%	$4,188,378,061

	(a) Non-Income Producing

	(b) Affiliated issuer. See Note 10 in Notes to the Financial Statements.

	Percentages are based on net assets.

The accompanying notes are an integral part of these financial statements.

KEELEY Small Cap Value Fund, Inc.
STATEMENT OF ASSETS AND
LIABILITIES
March 31, 2007
(Unaudited)

ASSETS:
Investments, at value
Unaffiliated issuers
(cost $3,181,261,269)	$3,845,794,591
Affiliated issuers
(cost $332,360,975)	348,776,200
Cash	35
Receivable for investments sold	34,867,030
Receivable for shares issued	26,216,608
Dividends and interest receivable	1,744,474
Prepaid expenses and other assets	182,274
Total Assets	4,257,581,212

LIABILITIES:
Payable for investments purchased	61,477,146
Payable for shares redeemed	3,101,709
Payable to Adviser	3,167,596
Accrued 12b-1 fees	718,735
Other accrued expenses	737,965
Total Liabilities	69,203,151
NET ASSETS	$4,188,378,061

NET ASSETS CONSIST OF:
Capital stock	$3,472,260,893
Accumulated undistributed net
investment loss	(8,616,731)
Accumulated undistributed net
realized gain on investments	43,785,352
Net unrealized appreciation on
investments	680,948,547
NET ASSETS	$4,188,378,061

CAPITAL STOCK, $0.01 par value
Authorized	200,000,000
Issued and outstanding	154,250,752
NET ASSET VALUE AND
REDEMPTION PRICE PER
SHARE	$27.15
MAXIMUM OFFERING PRICE
PER SHARE ($27.15 / 0.955)	$28.43

KEELEY Small Cap Value Fund, Inc.
STATEMENT OF OPERATIONS
For the Six Months Ended
March 31, 2007
(Unaudited)

INVESTMENT INCOME:
Dividend income
Affiliated issuers (net of $20,008
of foreign witholding taxes)	$12,193,621
Unaffiliated issuers	601,500
Interest income	1,713,892
Total Investment Income	14,509,013

EXPENSES:
Investment advisory fees	16,245,991
12b-1 fees	4,374,267
Transfer agent fees and expenses	1,330,690
Administration fees	385,812
Federal and state registration fees	171,048
Custody fees	179,244
Fund accounting fees	8,617
Professional fees	89,527
Reports to shareholders	174,306
Directors’ fees	81,242
Other	85,000
Total Expenses	23,125,744
NET INVESTMENT LOSS	(8,616,731)

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments
Unaffiliated issuers	74,125,198
Affiliated issuers	—
Change in net unrealized
appreciation on investments	435,689,902
Net Gain on Investments	509,815,100
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS	$501,198,369

The accompanying notes are an integral part of these financial statements.

KEELEY Small Cap Value Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007	Year Ended
	(Unaudited)	September 30, 2006
OPERATIONS:
Net investment loss	$(8,616,731)	$(8,265,612)
Net realized gain (loss) on investments	74,125,198	(28,875,466)
Change in net unrealized appreciation on
investments	435,689,902	69,833,055
Net increase in net assets resulting from
operations	501,198,369	32,691,977

DISTRIBUTIONS:
Net realized gains	(34,902)	(9,190,330)

CAPITAL STOCK TRANSACTIONS(1):
Proceeds from 52,098,687 and 114,139,817
shares issued, respectively	1,347,986,340	2,245,147,049
Proceeds from 1,216 and 399,186 shares of
distributions reinvested, respectively	32,024	8,263,222
Cost of 16,074,172 and 15,875,067 shares
redeemed, respectively	(414,643,671)	(373,255,960)
Net increase from capital stock transactions	933,374,693	1,880,154,311
TOTAL INCREASE IN NET ASSETS	1,434,538,160	1,903,655,958

NET ASSETS:
Beginning of period	2,753,839,901	850,183,943
End of period	$4,188,378,061	$2,753,839,901
Accumulated undistributed net investment loss	$(8,616,731)	$—

(1)

On July 10, 2006, the Board of Directors declared a 2 for 1 stock split. As a result of the split, each share was converted into two shares on that date. The number of shares in capital stock transactions for the period October 1, 2005 through July 10, 2006 reflect the impact of the split.

The accompanying notes are an integral part of these financial statements.

KEELEY Small Cap Value Fund, Inc.
FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2007	September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2006	2005	2004	2003	2002
PER SHARE DATA (1)
Net asset value,
beginning of period	$23.29	$21.73	$16.98	$12.44	$10.95	$11.22
Income from investment
operations:
Net investment loss	(0.06)	(0.07)	(0.06)	(0.06)	(0.08)	(0.11)
Net realized and
unrealized gains on
investments	3.92	2.04	5.41	4.60	2.23	0.42

Total from investment
operations	3.86	1.97	5.35	4.54	2.15	0.31

Less distributions:
Net realized gains	— (2)	(0.41)	(0.60)	—	(0.66)	(0.58)

Net asset value, end of
period	$27.15	$23.29	$21.73	$16.98	$12.44	$10.95

Total return (3) (4)	16.57%	8.25%	32.37%	36.45%	20.61%	2.57%

Supplemental data
and ratios:
Net assets, end of period
(in 000’s)	$4,188,378	$2,753,840	$850,184	$206,976	$90,471	$63,894
Ratio of expenses to
average net assets (5)	1.33%	1.39%	1.52%	1.64%	1.75%	1.72%
Ratio of net investment
loss to average net
assets (5)	(0.49)%	(0.47)%	(0.50)%	(0.57)%	(0.68)%	(0.90)%
Portfolio turnover rate (4)	25.38%	17.58%	22.93%	29.63%	38.83%	45.31%

(1)

Per share data is for a share outstanding during the period. On July 10, 2006, the Board of Directors declared a 2 for 1 stock split. As a result of the split, each share was converted into two shares on that date. Per share data for all five years is for a share outstanding throughout the period reflecting the impact of the stock split.

(2)	Amount calculated is less than $0.005 per share.
(3)	The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

KEELEY Small Cap Value Fund, Inc.
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2007
(Unaudited)

1.	ORGANIZATION

      The KEELEY Small Cap Value Fund, Inc. (The “Fund”) was incorporated on May 17, 1993 as a Maryland corporation and is registered as a diversified open-end investment company under the Investment Company Act of 1940 (the “1940 Act”).

2.	SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      a)      Investment Valuation – Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

      In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

      b)      Federal Income and Excise Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

KEELEY Small Cap Value Fund, Inc.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 31, 2007
(Unaudited)

      On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

      c)      Distributions to Shareholders – Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized gains, if any, will be declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. Where appropriate, reclassifications between capital accounts are made for only those differences that are permanent in nature.

      d)      Other – Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

      e)      Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AGREEMENT

      The Fund has an agreement with Keeley Asset Management Corp. (the “Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund (the “Investment Advisory Agreement”). Under the terms of this agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $1 billion and 0.90% in excess of $1 billion of the Fund’s average daily net assets. Under the Investment Advisory Agreement, if the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of KSCVX’s average daily net assets, the Adviser will reimburse KSCVX for the amount of such excess expense.

KEELEY Small Cap Value Fund, Inc.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 31, 2007
(Unaudited)

4.	DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan is designed to reimburse Keeley Investment Corp. (the “Distributor”), with whom certain officers and directors of the Fund are affiliated, for certain promotional and other sales related costs and to permit the Fund to compensate other dealers of its shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the plan do not exceed 0.25% of the average daily net assets of the Funds. The Fund paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. For the period from October 1, 2006 to March 31, 2007, the Fund paid $4,374,267 in distribution fees, of which $262,553 was paid to the Distributor.

5.	INVESTMENT TRANSACTIONS

      The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period from October 1, 2006 to March 31, 2007, were $1,850,475,743 and $876,030,228, respectively. For the period from October 1, 2006 to March 31, 2007, the Fund paid $4,767,921 in brokerage commissions on trades of securities to the Distributor.

6.	FEDERAL INCOME TAX INFORMATION

At September 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$2,514,059,422
Gross Unrealized Appreciation	$398,162,539
Gross Unrealized Depreciation	(153,315,885)
Net Unrealized Appreciation
on Investments	$244,846,654

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences resulting from wash sale transactions during the year.

At September 30, 2006, the Fund had net realized Post-October capital losses for federal income tax purposes of $29,892,953 from transactions between November 1, 2005 and September 30, 2006.

The tax character of distributions paid during the fiscal years ended September 30, 2006 and September 30, 2005 were as follows:

	2006	2005
Long-Term Capital Gains	$9,190,330	$8,145,394

As of September 30, 2006 the components of accumulated earnings on a tax basis were as follows:

Accumulated Capital and Other Losses	$(29,892,953)
Unrealized Appreciation on Investments	244,846,654
Total Accumulated Earnings	$214,953,701

KEELEY Small Cap Value Fund, Inc.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 31, 2007
(Unaudited)

7.	OFFERING PRICE PER SHARE

The public offering price is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.5%.

     The Distributor retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge. For the period from October 1, 2006 to March 31, 2007, the Distributor received $863,508 of sales charges. Sales charges are not an expense of the Fund and are not reflected in the financial statements of the Fund.

As specified in the Fund’s Prospectus, reduced sales charges are available through a right of accumulation and certain sales of Fund shares can be made at net asset value per share.

8.	LINE OF CREDIT ARRANGEMENTS

The Fund is not a party to any line of credit agreements.

9.	RELATED PARTY TRANSACTION

As of March 31, 2007, one director of KSCVX beneficially owned 712,250 shares of the Fund, which represents 0.46% of the Fund’s outstanding shares.

10.	TRANSACTIONS WITH AFFILIATES

     The following issuers are affiliated with KSCVX; that is, KSCVX held 5% or more of the outstanding voting securities during the period from October 1, 2006 through March 31, 2007. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	October 1, 2006	Additions	Reductions	March 31, 2007	Income	March 31, 2007
Carmike Cinemas, Inc.*	—	660,000	—	660,000	$6,563	$15,312,000
Denny’s Corp.*	3,874,500	887,500	—	4,762,000	—	23,333,800
Foster L B Co.	830,000	175,000	—	1,005,000	—	20,713,050
Greenbrier Cos, Inc.*	760,000	500,000	—	1,260,000	150,400	33,642,000
Ladish, Inc.*	632,500	167,500	—	800,000	—	30,112,000
Lindsay Manufacturing Co.*	415,000	255,000	—	670,000	65,162	21,299,300
Marcus Corp.*	867,500	307,500	—	1,175,000	145,525	27,330,500
Midas, Inc.*	780,000	227,500	—	1,007,500	—	21,731,775
Movado Group, Inc.*	775,000	277,500	—	1,052,500	99,600	30,996,125
Natural Gas Services Group
Inc.	655,000	360,000	—	1,015,000	—	14,382,550
Neenah Paper, Inc.*	500,000	395,000	—	895,000	134,250	35,567,300
Nu Horizons Electronics
Corp.*	617,000	473,000	—	1,090,000	—	11,477,700
Red Lion Hotels Corp.	1,380,000	45,000	—	1,425,000	—	17,727,000
Universal Stainless & Alloy*	—	690,000	—	690,000	—	32,754,300
					601,500
*Issuer was not an affiliate as of September 30, 2006.

RENEWAL OF INVESTMENT ADVISORY CONTACT

     In November 2006, the Board of Directors of the Fund considered renewal of the Fund’s Investment Advisory Agreement, and, after a detailed analysis, approved such renewal. In considering renewal, the Board reviewed and discussed in detail the following factors: (i) the nature, extent and quality of service of the Adviser, (ii) the investment performance of the Fund and the Adviser; (iii) the cost of the services to be performed and the profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and (v) whether the fee levels reflect economies of scale for the benefit of Fund Investors.

     With respect to the first factor, the Board reviewed the Investment Advisory Agreement and noted that under that agreement, the Adviser provided only investment advice, and that most of the other services were paid for by the Fund and provided by other service providers, such as the transfer agent, custodian, pricing service and administrator. The Board noted, however, that the distributor, an affiliate of the Adviser, paid for certain expenses of the Fund, such as the cost of certain brokerage platforms, which reduced the Fund’s transfer agent expense. The Board noted that the distributor received 12b-1 fees as reimbursement for those expenses, but to date the expenditures by the distributor exceed the reimbursements. The Board discussed the possibility of the Adviser expanding the services to the Fund, but felt that having outside service providers was a benefit to the Fund and its shareholders, and did not feel that the fact that the Adviser was not providing such services was a negative or should adversely impact its decision about renewal of the Investment Advisory Agreement. The Board then directly addressed the quality of the Advisory services, which the Board felt were reflected by the performance of the Adviser and the Fund (which factor is discussed in detail below). Based on the performance, the Board concluded that the quality of the services provided by the Adviser was a significant factor and a basis to renew the Agreement.

     The Board reviewed the performance of the Fund based on the information in the draft annual report and in other material furnished to the Board for the purpose of evaluating the performance of the Fund and the Adviser, comparing the Fund’s performance, with and without load, against the S&P 500® index and the Russell 2000® index for the prior 3 month, 1, 3, 5 and 10 year periods and since commencement of operations. The Board also reviewed Morningstar data which included the Fund in the small blend category, and S&P data which included the Fund in the small cap value category. The Board also reviewed the Morningstar star rating, noting that the Fund received an overall 5 stars, Morningstar’s best rating. After that review, the Board concluded that performance alone was outstanding.

     The next factor the Board considered was the cost of the services and the profits to the Adviser. In terms of cost, the Board recognized that the Advisory fee was higher than the fee charged by many advisers. In making that analysis, the Board reviewed peer group information of 15 other small cap value funds that ranged in size from $67.7 million to $2.5 billion. In that analysis, the Board noted that the average adviser expense for the group was 0.67%. However, the Board also noted that the three year performance of the Fund was better than any of the funds in the peer group, and such performance was calculated after all expenses, including the adviser expenses. The Board also was reminded that the Adviser had modified its Adviser expense by adding a breakpoint in its fee. The Board reviewed the Fund-related revenue collected by the Adviser and its affiliates over the past year, which included the investment advisory fee, 12b-1 fees, brokerage commissions to the affiliated broker and sales load on retail sales made by the distributor. In evaluating those items, the Board compared the 12b-1 fees received versus the expenses incurred. With respect to brokerage, the Board noted that all of the transactions were at a price which the Adviser had represented was the lowest price charged by the affiliated broker to any brokerage customer. In looking at the costs to the Fund, the Board paid particular attention to the total expenses of the Fund. The Board noted that although the advisory fee was in excess of the median, the total expenses of the Fund, at 1.39%, were close to the average, of 1.23%. The Board concluded that the total expenses of the Fund are in line with industry standards and averages, and on the basis of the factor of cost to the Fund and benefit to the Adviser, the agreement should be renewed.

     The next factor the Board considered was the extent to which economies of scale would be realized as the Fund grows. In that analysis, the Board reviewed with the Adviser the services to be performed and how those would change as the Fund grew. The Board noted that there were now over 160 names in the portfolio and that small cap stocks by nature, do not receive the same level of coverage as larger stocks. The Board noted that there would be some benefits, but they were not likely to be as substantial as in the case of a fund which invested in larger capitalization companies. The Adviser also reviewed with the Board personnel changes it had made to deal with the increased workload, and also reviewed with the Board anticipated additional hirings. The Board concluded that economies of scale could be recognized by the Fund with respect to a number of the service providers, as their fee schedules include break points with increased asset size, but was not certain that a significant economy would result to the Adviser. The Adviser also reminded the Board that it had increased its office space, hired interns, improved benefits and added two disaster recovery areas. The Adviser had also changed fund administrators and is working with a concentrated, efficient team that helps keep costs low.

     On the several factors described above, the Board concluded that the Investment Advisory Agreement should be renewed.

Other Matters

     The Fund invests in small capitalization stocks (i.e., those securities that the Fund previously defined in 2002 as having a market capitalization of $1 billion or less, and, effective as of January 31, 2007, that it defines as $2.5 billion or less). Since July 31, 2002, the rules to which the Fund is subject have required the Fund to adopt a policy that requires the Fund to invest eighty percent (80%) of its net assests in such securities. However, due to our inadvertent misinterpretation of those rules, and also because of the market appreciation of certain of the Fund’s holdings, the Fund’s adopted policy has not been met since the end of July 2002. As a result, the Fund’s quarter-end holdings in small capitalization stocks ranged from 51% to 78% of its total net assets during this period. The Fund’s performance throughout this period generally has exceeded the Fund’s benchmark, the Russell 2000 Index, and as of the date of the mailing of this report, the Fund has been operating in compliance with its adopted policy and those rules.

LETTER TO SHAREHOLDERS —
KEELEY MID CAP VALUE FUND (KMCVX)

Dear Shareholder,

During the past six months from October 1st, 2006 through March 31st, 2007, the Fund’s net assets grew to $64,672,738 and the number of shareholders grew to 2,655. For the six month period ending March 31st, 2007, the portfolio turnover was 43.78% and the expense ratio was capped by Keeley Asset Management Corp. at 1.49%, which will stay in place for the next 18 months. The Fund’s portfolio is diversified with investments in 49 equities. The Fund is registered for sale in all 50 states and the District of Columbia. Our broker dealer network totals over 50 broker dealers and trust entities. As of March 31st, 2007, the Keeley family beneficially owns 17.8% of the Fund’s outstanding shares.

For the quarter ended March 31st, 2007, the Fund’s total return was 6.00% versus a return of 4.86% for the Russell Mid Cap Value Index. For the six month period ended March 31st, 2007, the Fund’s return was 16.70% versus 13.77% for the Russell Mid Cap Value Index. For the one year period ended March 31, 2007, the Fund’s return was 7.94% versus 17.13% for the Russell Mid Cap Value Index. Since inception, August 15th, 2005, the Fund’s average annual return was 13.99% versus 17.12% for the Russell Mid Cap Value Index. Performance Data does not reflect the deduction of the sales load or fee, and, reflected, the load or fee would reduce the performance quoted.

Performance Data Including 4.5% Maximum Up-Front Sales Charge

For the quarter ended March 31st, 2007, the Fund’s total return was 1.23% versus a return of 4.86% for the Russell Mid Cap Value Index. For the six month period ended March 31st, 2007, the Fund’s return was 11.45% versus 13.77% for the Russell Mid Cap Value Index. For the one year period ended March 31, 2007, the Fund’s return was 3.08% versus 17.13% for the Russell Mid Cap Value Index. Since inception, August 15th, 2005, the Fund’s average annual return was 10.78% versus 17.12% for the Russell Mid Cap Value Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and the current performance my be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

During the first quarter of 2007, the sectors that made a positive contribution to the Fund’s performance included consumer discretionary, utilities, and materials. All economic sectors that we invested in had a positive return during the quarter.

Within the materials sector, Martin Marietta Materials was the best performing stock in the portfolio, climbing over 30% and contributing 76 basis points of performance to the Fund. The construction aggregates maker posted strong fourth quarter results citing positive pricing and improved cost controls at the company. Temple Inland was another strong performer, rising almost 30% and contributing 57 basis points of return to the portfolio. The news that the company will be broken up into three divisions was well received by the market after the announcement was made in late February.

Within the consumer discretionary sector, our third largest holding, Idearc Inc., which was spun off from Verizon Communications in November of 2006, rose over 22% during the quarter. The company reported strong cash flow in its first quarter as a stand alone company, and also announced that it will fund a quarterly dividend to shareholders. Hanesbrands Inc. also performed well, contributing 47 basis points of return to the Fund. Despite weaker profits during its first quarter as a stand alone business, the underwear and hosiery maker climbed over 24% during the quarter.

Thank you for your continued commitment to the Fund.

Sincerely,

John L. Keeley, Jr.
President

There are risks associated with investing in small-cap mutual funds, such as lines and market shares, including limited available information. You should consider objectives, risks and charges and expenses of a fund carefully before investing. Additional information regarding such risks, including information on fees is located in the Fund’s prospectus. Please read the Fund’s prospectus carefully before investing.

Investments by Sector
As a Percentage of Equities
(Unaudited)

Index Comparison
Comparison of a Hypothetical $10,000 Investment
In KMCVX and Russell Midcap® Value Index*
(Unaudited)

Average annual total returns **
For the periods ended March 31, 2007

Since Commencement
of Operations
	1-Year	(8/12/2005)
KMCVX	+7.94%	+13.99%
KMCVX (includes max
4 1/2% front-end load)	+3.08%	+10.78%
Russell Midcap® Value
Index	+17.13%	+17.12%

*

The Russell Midcap® Value Index of common is an unmananged index of common stock prices that measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. These Index figures do not reflect any deduction for fees, expenses or taxes, and are not available for investment.

**

PERFORMANCE DATA quoted represents past performance which is not predictive of future performance. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

KEELEY Mid Cap Value Fund
Expense Example
For the Six Month Period Ended March 31, 2007
(Unaudited)

As a shareholder of the KEELEY Mid Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	October 1, 2006	March 31, 2007	March 31, 2007*
Actual	$1,000.00	$1,167.00	$8.05
Hypothetical (5% return
before expenses)	1,000.00	1,017.50	7.49

*	Expenses are equal to the Fund’s expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days the Fund operated during the period).

KEELEY Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 100.01%
	Aerospace & Defense – 1.88%
60,000	KBR, Inc. (a)	$1,221,000
	Capital Markets – 5.85%
21,000	Ameriprise Financial Inc.	1,199,940
60,000	Janus Capital Group, Inc.	1,254,600
46,000	Jefferies Group, Inc.	1,331,700
		3,786,240
	Chemicals – 4.02%
19,000	Ashland Inc.	1,246,400
18,000	FMC Corp.	1,357,740
		2,604,140
	Commercial Services & Supplies – 3.79%
44,500	Avis Budget Group Inc. (a)	1,215,740
19,500	The Brink’s Co.	1,237,275
		2,453,015
	Computers & Peripherals – 1.90%
25,700	NCR Corp. (a)	1,227,689
	Construction & Engineering – 8.33%
44,500	Chicago Bridge & Iron Co. NV - ADR	1,368,375
25,500	Foster Wheeler Ltd. (a)	1,488,945
26,000	McDermott International, Inc. (a)	1,273,480
50,000	Quanta Services, Inc. (a)	1,261,000
		5,391,800
	Construction Materials – 5.66%
14,000	Martin Marietta Materials, Inc.	1,892,800
23,500	Texas Industries, Inc.	1,774,955
		3,667,755
	Containers & Packaging – 3.05%
17,400	Crown Holdings, Inc. (a)	425,604
26,000	Temple-Inland, Inc.	1,553,240
		1,978,844
	Diversified Financial Services – 3.99%
44,000	Leucadia National Corp.	1,294,480
9,500	Nymex Holdings, Inc. (a)	1,289,720
		2,584,200
	Electric Utilities – 1.97%
26,000	Allegheny Energy, Inc. (a)	1,277,640
	Electrical Equipment – 3.92%
36,000	Ametek, Inc.	1,243,440
26,500	Thomas & Betts Corp. (a)	1,293,730
		2,537,170
	Energy Equipment & Services – 4.29%
20,000	FMC Technologies, Inc. (a)	1,395,200
52,000	Tesco Corp. (a)	1,380,600
		2,775,800
	Hotels, Restaurants & Leisure – 3.97%
23,500	Gaylord Entertainment Co. (a)	1,242,445
39,000	Wyndham Worldwide Corp. (a)	1,331,850
		2,574,295
	Household Durables – 1.92%
40,000	Newell Rubbermaid, Inc.	1,243,600
	Independent Power Producers & Energy Traders – 2.50%
40,000	Mirant Corp. (a)	1,618,400
	Insurance – 3.65%
70,000	Conseco, Inc. (a)	1,211,000
52,000	Covanta Holding Corp. (a)	1,153,360
		2,364,360
	IT Services – 4.11%
38,000	Ceridian Corp. (a)	1,323,920
29,500	Fidelity National Information Services Inc.	1,341,070
		2,664,990

The accompanying notes are an integral part of these financial statements.

KEELEY Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007
(Unaudited)

Number
of Shares		Value
	Machinery – 14.52%
25,000	Dover Corp.	$1,220,250
29,500	Ingersoll-Rand Co.	1,279,415
21,500	ITT Industries, Inc.	1,296,880
32,000	Joy Global, Inc.	1,372,800
25,000	Oshkosh Truck Corp.	1,325,000
23,000	Terex Corp. (a)	1,650,480
41,500	Timken Co.	1,257,865
		9,402,690
	Media – 2.66%
49,000	Idearc, Inc.	1,719,900
	Metals & Mining – 2.18%
45,000	Commercial Metals Co.	1,410,750
	Oil, Gas & Consumable Fuels – 7.94%
48,000	CNX Gas Corp. (a)	1,359,840
31,000	Pioneer Natural Resources Co.	1,336,410
26,000	Plains Exploration & Production Co. (a)	1,173,640
32,000	Quicksilver Resources, Inc. (a)	1,272,640
		5,142,530
	Real Estate Management & Development – 1.74%
21,500	The St Joe Co.	1,124,665
	Road & Rail – 2.20%
40,000	Kansas City Southern (a)	1,423,200
	Textiles, Apparel & Luxury Goods – 2.22%
49,000	Hanesbrands, Inc. (a)	1,440,110
	Thrifts & Mortgage Finance – 1.75%
83,000	Hudson City Bancorp, Inc.	1,135,440
	Total Common Stocks
	(Cost $54,931,456)	64,770,223

Principal
Amount		Value
	SHORT-TERM INVESTMENTS – 0.03%
$17,400	U.S. Bank, N.A. Demand Note, 4.50%	$17,400
	Total Short-Term
	Investments (Cost $17,400)	17,400
	Total Investments
	(Cost $54,948,856) – 100.04%	64,787,623
	Liabilities in Excess of Other Assets – (0.04)%	(26,202)
	NET ASSETS – 100.00%	$64,761,421

	(a) Non-Income Producing

	Percentages are based on net assets.

The accompanying notes are an integral part of these financial statements.

KEELEY Mid Cap Value Fund
STATEMENT OF ASSETS AND
LIABILITIES
March 31, 2007
(Unaudited)

ASSETS:
Investments, at value
(cost $54,948,856)	$64,787,623
Cash	151,012
Receivable for shares issued	190,484
Dividends and interest receivable	10,473
Prepaid expenses and other assets	13,299
Total Assets	65,152,891

LIABILITIES:
Payable for investments purchased	110,306
Payable for shares redeemed	13,247
Payable to Adviser	52,113
Accrued 12b-1 fees	12,615
Payable for outstanding loan	151,000
Other accrued expenses	52,189
Total Liabilities	391,470
NET ASSETS	$64,761,421

NET ASSETS CONSIST OF:
Capital stock	$56,274,587
Accumulated undistributed net
investment loss	(35,874)
Accumulated undistributed net
realized loss on investments	(1,316,059)
Net unrealized appreciation on
investments	9,838,767
NET ASSETS	$64,761,421
CAPITAL STOCK, $0.0001
par value
Authorized	100,000,000
Issued and outstanding	5,236,251
NET ASSET VALUE AND
REDEMPTION PRICE PER
SHARE	$12.37
MAXIMUM OFFERING PRICE
PER SHARE ($12.37 / 0.955)	$12.95

KEELEY Mid Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended
March 31, 2007
(Unaudited)

INVESTMENT INCOME:
Dividend income (net of $639 of
foreign witholding taxes)	$400,449
Interest income	5,594
Total Investment Income	406,043

EXPENSES:
Investment advisory fees	294,357
12b-1 fees	73,589
Transfer agent fees and expenses	8,933
Administration fees	5,400
Federal and state registration fees	15,812
Custody fees	1,112
Fund accounting fees	354
Professional fees	14,692
Reports to shareholders	8,330
Directors’ fees	7,468
Other	12,913
Total expenses before
reimbursement	442,960
Reimbursement of expenses by
Adviser	(1,043)
NET EXPENSES	441,917
NET INVESTMENT LOSS	(35,874)
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	61,814
Change in net unrealized
appreciation on investments	8,924,329
Net Gain on Investments	8,986,143
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS	$8,950,269

The accompanying notes are an integral part of these financial statements.

KEELEY Mid Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	March 31, 2007	September 30,
	(Unaudited)	2006
OPERATIONS:
Net investment loss	$(35,874)	$(420,025)
Net realized gain (loss) on investments	61,814	(1,377,873)
Change in net unrealized appreciation on investments	8,924,329	541,368
Net increase/(decrease) in net assets resulting from
operations	8,950,269	(1,256,530)
CAPITAL STOCK TRANSACTIONS:
Proceeds from 841,054 and 4,761,960 shares issued,
respectively	9,897,807	52,244,763
Cost of 748,402 and 718,448 shares redeemed, respectively	(8,599,171)	(7,944,725)
Net increase from capital stock transactions	1,298,636	44,300,038
TOTAL INCREASE IN NET ASSETS	10,248,905	43,043,508

NET ASSETS:
Beginning of period	54,512,516	11,469,008
End of period	$64,761,421	$54,512,516
Accumulated undistributed net investment loss	$(35,874)	$—

The accompanying notes are an integral part of these financial statements.

KEELEY Mid Cap Value Fund
FINANCIAL HIGHLIGHTS

				Period from
	Six Months			August 15, 2005
	Ended			(Commencement
	March 31, 2007		Year Ended	of Operations) to
	(Unaudited)		September 30, 2006	September 30, 2005
PER SHARE DATA (1)
Net asset value, beginning of
period	$10.60		$10.43	$10.00
Income from investment
operations:
Net investment loss	(0.01)		(0.08)	(0.01)
Net realized and unrealized gains
on investments	1.78		0.25	0.44

Total from investment operations	1.77		0.17	0.43

Net asset value, end of period	$12.37		$10.60	$10.43

Total return (2) (3)	16.70%		1.63%	4.30%

Supplemental data and ratios:
Net assets, end of period (in 000’s)	$64,761		$54,513	$11,469
Ratio of expenses to average net
assets:
Before expense reimbursement (4)	1.50	% (5)	2.27%	9.87%
After expense reimbursement (4)	1.50	% (5)	1.94%	2.00%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement (4)	(0.13%)		(1.42%)	(9.19%)
After expense reimbursement (4)	(0.12%)		(1.10%)	(1.32%)
Portfolio turnover rate (3)	43.78%		63.76%	0.00%

(1)	Per share data is for a share outstanding throughout the period.
(2)	The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The ratio of expenses to average net assets includes interest expense, which is excluded for purposes of calculating the expense reimbursement (see Note 3). The before expense reimbursement and after expense reimbursement ratios excluding interest expense were 1.49% and 1.49%, respectively, for the six months ended March 31, 2007.

The accompanying notes are an integral part of these financial statements.

LETTER TO SHAREHOLDERS —
KEELEY ALL CAP VALUE FUND (KACVX)

Dear Shareholder,

The KEELEY All Cap Value commenced operations on June 14th, 2006. During the past six months from October 1st, 2006 through March 31st, 2007, the Fund’s net assets grew to $34,022,550 and the number of shareholders grew to 1,181. For the six month period ending March 31st, 2007, the portfolio turnover was 26.77% and the expense ratio was capped by Keeley Asset Management Corp. at 1.49% which will stay in place for the next 18 months. The Fund’s portfolio is widely diversified with investments in 84 equities. The Fund is registered for sale in all 50 states and the District of Columbia. Our broker dealer network totals over 50 broker dealers and trust entities. As of March 31st, 2007, the Keeley family beneficially owns 27.86% of the outstanding shares.

For the quarter ended March 31st, 2007, the Fund’s total return was 5.77% versus a return of 1.26% for the Russell 3000 Value Index. For the six month period ended March 31st, 2007, the Fund’s return was 20.07% versus 9.46% for the Russell 3000 Value Index. Since inception, June 14th, 2006, the Fund’s return was 19.23% versus 21.30% for the Russell 3000 Value Index. Performance Data does not reflect the deduction of the sales load or fee, and that, if reflected, the load or fee would reduce the performance quoted.

Performance Data Including 4.5% Maximum Up-Front Sales Charge

For the quarter ended March 31st, 2007, the Fund’s total return was 1.01% versus a return of 1.26% for the Russell 3000 Value Index. For the six month period ended March 31st, 2007, the Fund’s return was 14.67% versus 9.46% for the Russell 3000 Value Index. Since inception, June 14th, 2006, the Fund’s average annual return was 13.87% versus 21.30% for the Russell 3000 Value Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and the current performance my be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

During the first quarter of 2007, the sectors that made a positive contribution to the Fund’s performance included consumer discretionary, energy, and materials. All economic sectors that we invested in had a positive return other than a slight negative contribution from the financials sector.

Within the materials sector, United States Steel Corp. was the strongest contributor, rising over 35% during the quarter. The stock surged to an all time high after a favorable reaction to the announcement that the company will acquire steel pipe manufacturer Lone Star Technologies Inc. Martin Marietta Materials was another strong performer within the sector, climbing over 30%. The construction aggregates maker posted strong fourth quarter results citing positive pricing and improved cost controls at the company.

     Within the consumer discretionary sector, Houston Wire & Cable Co. was the top performer, rising over 34% during the quarter. The distributor of specialty wire and cables had fourth quarter profit rise 87% with significant margin expansion due to greater than expected demand. Top ten holding Idearc Inc., which was spun off from Verizon Communications in November of 2006, rose over 22% during the quarter. The company reported strong cash flow in its first quarter as a stand alone company, and also announced that it will fund a quarterly dividend to shareholders. Within the energy sector, Tesco Corp. was our second best performing stock during the quarter, climbing over 50% and contributing 65 basis points of performance to the portfolio. The energy services company produced 91% year on year revenue growth as well as record earnings in the fourth quarter of 2006. After a difficult fourth quarter, Helix Energy Solutions rebounded in 2007, rising over 18% in the first quarter. The energy services company expects to benefit from the initial public offering of a minority stake in its Cal Dive International Inc. unit. As mentioned previously, the only material negative impact to performance from a sector perspective came from financials. However, the total return in the sector was 0.29% and only detracted 0.01% of return from the Fund. Pressure from the housing market and the negative press of the sub prime mortgage crisis had an impact on a handful of financial stocks in the portfolio. Going forward, we continue to look for ideas within our five investment themes that focus on companies undergoing corporate restructuring. We are excited about a number of opportunities that are upcoming in 2007. With the anticipated break up of Tyco International, American Standard, and Temple Inland, our research staff will diligently continue the pursuit of adding shareholder value.

Thank you for your continued commitment to the Fund.

Sincerely,

John L. Keeley, Jr.
President

There are risks associated with investing in small-cap mutual funds, such as lines and market shares, including limited available information. You should consider objectives, risks and charges and expenses of a fund carefully before investing. Additional information regarding such risks, including information on fees is located in Fund’s prospectus. Please read the Fund’s prospectus carefully before investing.

Investments by Sector
As a Percentage of Equities
(Unaudited)

Index Comparison
Comparison of a Hypothetical $10,000 Investment
In KACVX and Russell 3000® Value Index*
(Unaudited)

Since Commencement
	1 month ended	3 months ended	6 months ended	of Operations(1)
	3/31/2007(1)	3/31/2007(1)	3/31/2007(1)	(6/14/2006)
KACVX	+2.85%	+5.77%	+20.07%	+19.23%
KACVX (includes max
4 1/2% front-end load)	–1.78%	+1.01%	+14.67%	+13.87%
Russell 3000® Value Index	+1.52%	+1.26%	+9.46%	+21.00%

*

The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

**	PERFORMANCE DATA quoted represents past performance which is not predictive of future performance. The investment return and principal value of shares will not fluctuate and when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
(1)	Not annualized

KEELEY All Cap Value Fund
Expense Example
For the Six Month Period Ended March 31, 2007
(Unaudited)

As a shareholder of the KEELEY All Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period
	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	October 1, 2006	March 31, 2007	March 31, 2007*
Actual	$1,000.00	$1,200.70	$8.18
Hypothetical (5% return
before expenses)	1,000.00	1,017.50	7.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of day that the fund operated during the period).

KEELEY All Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 99.05%
	Aerospace & Defense – 3.31%
20,000	Hexcel Corp. (a)	$397,000
8,000	Honeywell International, Inc.	368,480
17,900	KBR, Inc. (a)	364,265
		1,129,745
	Auto Components – 0.68%
7,500	The Goodyear Tire & Rubber Co. (a)	233,925
	Building Products – 2.61%
7,500	American Standard Companies, Inc.	397,650
15,500	Owens Corning Inc. (a)	493,830
		891,480
	Capital Markets – 4.59%
6,000	Ameriprise Financial Inc.	342,840
21,000	Cowen Group, Inc. (a)	349,440
5,500	Morgan Stanley	433,180
10,000	Stifel Financial Corp. (a)	443,000
		1,568,460
	Chemicals – 3.18%
5,500	Ashland Inc.	360,800
4,700	FMC Corp.	354,521
14,500	Koppers Holdings, Inc.	372,070
		1,087,391
	Commercial Services & Supplies – 2.40%
100,000	APAC Customer Services, Inc. (a)	469,000
5,500	The Brink’s Co.	348,975
		817,975
	Computers & Peripherals – 1.68%
12,000	NCR Corp. (a)	573,240
	Construction & Engineering – 6.08%
20,000	ABB Ltd. - ADR	343,600
12,000	Chicago Bridge & Iron Co. NV - ADR	369,000
6,500	Foster Wheeler Ltd. (a)	379,535
22,000	Integrated Electrical Services Inc. (a)	544,060
9,000	McDermott International, Inc. (a)	440,820
		2,077,015
	Construction Materials – 2.49%
3,500	Martin Marietta Materials, Inc.	473,200
5,000	Texas Industries, Inc.	377,650
		850,850
	Containers & Packaging – 1.49%
8,500	Temple-Inland, Inc.	507,790
	Diversified Financial Services – 4.04%
8,000	J.P. Morgan Chase & Co.	387,040
4,000	Nymex Holdings, Inc. (a)	543,040
4,800	NYSE Group, Inc. (a)	450,000
		1,380,080
	Electric Utilities – 1.02%
7,500	Allete, Inc.	349,650
	Electrical Equipment – 1.02%
7,500	Regal-Beloit Corp.	347,850
	Electronic Equipment & Instruments – 2.31%
40,000	NU Horizons Electronics Corp. (a)	421,200
39,500	Richardson Electronics Ltd	368,930
		790,130
	Energy Equipment & Services – 4.06%
13,000	Halliburton Co.	412,620
11,500	Helix Energy Solutions Group, Inc. (a)	428,835
20,500	Tesco Corp. (a)	544,275
		1,385,730
	Hotels, Restaurants & Leisure – 4.88%
4,500	Las Vegas Sands Corp. (a)	389,745
6,500	MGM Mirage (a)	451,880

The accompanying notes are an integral part of these financial statements.

KEELEY All Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007
(Unaudited)

Number
of Shares		Value
	Hotels, Restaurants & Leisure (continued)
7,500	Orient-Express Hotels Ltd.	$448,650
11,000	Wyndham Worldwide Corp. (a)	375,650
		1,665,925
	Household Durables – 2.18%
4,500	Fortune Brands, Inc.	354,690
12,500	Newell Rubbermaid, Inc.	388,625
		743,315
	Industrial Conglomerates – 3.42%
4,000	Textron, Inc.	359,200
13,500	Tyco International Ltd.	425,925
15,500	Walter Industries, Inc.	383,625
		1,168,750
	Insurance – 1.10%
8,000	Unitrin, Inc.	376,560
	IT Services – 4.70%
11,500	Ceridian Corp. (a)	400,660
7,800	Fidelity National Information Services Inc.	354,588
4,500	Mastercard, Inc.	478,080
17,000	Western Un Co.	373,150
		1,606,478
	Machinery – 12.33%
32,000	Altra Holdings, Inc. (a)	438,720
12,500	American Railcar Industries, Inc.	372,625
9,500	Crane Co.	383,990
7,000	Dover Corp.	341,670
15,500	Foster L B Co. (a)	319,455
8,500	Ingersoll-Rand Co.	368,645
6,000	ITT Industries, Inc.	361,920
8,500	Joy Global, Inc.	364,650
12,000	Mueller Water Products, Inc. Class B	160,680
22,000	Mueller Water Products, Inc. Class A	303,820
6,000	Terex Corp. (a)	430,560
12,000	Timken Co.	363,720
		4,210,455
	Media – 2.64%
14,000	Idearc, Inc.	491,400
6,500	The McGraw-Hill Companies, Inc.	408,720
		900,120
	Metals & Mining – 9.48%
3,600	Allegheny Technologies, Inc.	384,084
13,000	AMCOL International Corp.	385,450
8,000	Chaparral Steel Co.	465,360
13,000	Commercial Metals Co.	407,550
6,000	Haynes International, Inc. (a)	437,580
9,000	Kaiser Aluminum Corp. (a)	702,000
4,600	United States Steel Corp.	456,182
		3,238,206
	Multiline Retail – 2.01%
10,000	Dillard’s Inc.	327,300
8,000	Federated Department Stores Inc.	360,400
		687,700
	Multi-Utilities – 1.16%
5,500	NRG Energy, Inc. (a)	396,220

	Oil And Gas Field Services, Not Elsewhere Classified – 1.26%
70,000	Ico Inc New (a)	429,800
	Oil, Gas & Consumable Fuels – 3.31%
13,000	Comstock Resources, Inc. (a)	355,940
22,000	EXCO Resources, Inc. (a)	364,760
31,000	PetroHawk Energy Corp. (a)	408,270
		1,128,970
	Paper & Forest Products – 1.23%
45,000	Domtar Corp. (a)	418,950
	Road & Rail – 2.28%
14,000	Genesee & Wyoming, Inc. (a)	372,540
4,000	Union Pacific Corp.	406,200
		778,740
	Specialty Retail – 2.59%
22,000	PEP Boys-Manny, Moe & Jack	419,980
4,500	Rex Stores Corp. (a)	73,620
42,500	Sally Beauty Holdings, Inc.	390,575
		884,175

The accompanying notes are an integral part of these financial statements.

KEELEY All Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007
(Unaudited)

Number
of Shares		Value
	Textiles, Apparel & Luxury Goods – 1.25%
14,500	Hanesbrands, Inc. (a)	$426,155
	Thrifts & Mortgage Finance – 1.00%
25,000	Hudson City Bancorp, Inc.	342,000
	Trading Companies & Distributors – 1.27%
15,500	Houston Wire & Cable Co. (a)	434,310
	Total Common Stocks
	(Cost $30,131,873)	33,828,140

Principal
Amount		Value
	SHORT-TERM INVESTMENTS – 0.12%
$42,500	U.S. Bank, N.A. Demand Note, 4.50%	42,500
	Total Short-Term Investments
	(Cost $42,500)	42,500
	Total Investments
	(Cost $30,174,373) – 99.17%	33,870,640
	Other Assets in Excess of Liabilities – 0.83%	282,882
	NET ASSETS – 100.00%	$34,153,522

	(a) Non-Income Producing

	Percentages are based on net assets.

The accompanying notes are an integral part of these financial statements.

KEELEY All Cap Value Fund
STATEMENT OF ASSETS AND
LIABILITIES
March 31, 2007
(Unaudited)

ASSETS:
Investments, at value
(cost $30,174,373)	$33,870,640
Cash	451
Receivable for shares issued	562,095
Dividends and interest receivable	11,516
Prepaid expenses and other assets	6,593
Total Assets	34,451,295

LIABILITIES:
Payable for investments purchased	231,195
Payable to Adviser	20,629
Accrued 12b-1 fees	6,518
Other accrued expenses	39,431
Total Liabilities	297,773
NET ASSETS	$34,153,522

NET ASSETS CONSIST OF:
Capital stock	$30,559,664
Accumulated undistributed net
investment loss	(35,668)
Accumulated undistributed net
realized loss on investments	(66,741)
Net unrealized appreciation on
investments	3,696,267
NET ASSETS	$34,153,522
CAPITAL STOCK, $0.0001
par value
Authorized	100,000,000
Issued and outstanding	2,865,517
NET ASSET VALUE AND
REDEMPTION PRICE PER
SHARE	$11.92
MAXIMUM OFFERING PRICE
PER SHARE ($11.92 / 0.955)	$12.48

KEELEY All Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended
March 31, 2007
(Unaudited)
INVESTMENT INCOME:
Dividend income (net of $182 of
foreign witholding taxes)	$146,892
Interest income	4,260
Total Investment Income	151,152
EXPENSES:
Investment advisory fees	119,528
12b-1 fees	29,882
Professional fees	19,672
Transfer agent fees and expenses	17,499
Reports to shareholders	10,864
Custody fees	6,339
Directors’ fees	5,090
Federal and state registration fees	4,244
Fund accounting fees	3,356
Administration fees	3,337
Other	6,170
Total expenses before reimbursement	225,981
Reimbursement of expenses by
Adviser	(45,800)
NET EXPENSES	180,181
NET INVESTMENT LOSS	(29,029)
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	123,579
Change in net unrealized appreciation
on investments	3,800,901
Net Gain on Investments	3,924,480
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS	$3,895,451

The accompanying notes are an integral part of these financial statements.

KEELEY All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

		Period from
		June 14, 2006
	Six Months Ended	(Commencement
	March 31, 2007	of Operations) to
	(Unaudited)	September 30, 2006
OPERATIONS:
Net investment loss	$(29,029)	$(16,442)
Net realized gain (loss) on investments	123,579	(190,222)
Change in net unrealized appreciation
(depreciation) on investments	3,800,901	(104,634)
Net increase/(decrease) in net assets resulting
from operations	3,895,451	(311,298)

DISTRIBUTIONS:
Net investment income	(6,639)	—

CAPITAL STOCK TRANSACTIONS:
Proceeds from 1,444,920 and 1,505,318
shares issued, respectively	16,235,722	15,255,185
Proceeds from 524 and 0 shares of
distributions reinvested, respectively	5,943	—
Cost of 83,698 and 1,547 shares redeemed,
respectively	(905,385)	(15,457)
Net increase from capital stock transactions	15,336,280	15,239,728
TOTAL INCREASE IN NET ASSETS	19,225,092	14,928,430
NET ASSETS:
Beginning of period	14,928,430	—
End of period	$34,153,522	$14,928,430
Accumulated undistributed net investment
loss	$(29,029)	$—

The accompanying notes are an integral part of these financial statements.

KEELEY All Cap Value Fund
FINANCIAL HIGHLIGHTS

			Period from
			June 14, 2006
	Six Months Ended		(Commencement
	March 31, 2007		of Operations) to
	(Unaudited)		September 30, 2006
PER SHARE DATA (1)
Net asset value, beginning of period	$9.93		$10.00
Income from investment operations:
Net investment loss	(0.01)		(0.01)
Net realized and unrealized gains (losses) on
investments	2.00		(0.06)

Total from investment operations	1.99		(0.07)

Less distributions:
Net investment income	—	(2)	—
Net asset value, end of period	$11.92		$9.93

Total return (3)(4)	20.07%		(0.70)%

Supplemental data and ratios:
Net assets, end of period (in 000’s)	$34,154		$14,928
Ratio of expenses to average net assets:
Before expenses reimbursement (5)	1.89	% (6)	3.97%
After expense reimbursement (5)	1.51	% (6)	1.72%
Ratio of net investment income (loss) to average
net assets
Before expense reimbursement (5)	(0.63%)		(2.82%)
After expense reimbursement (5)	(0.24%)		(0.57%)
Portfolio turnover rate (4)	26.74%		25.66%

(1)	Per share data is for a share outstanding throughout the period.
(2)	Amount calculated is less than $0.005 per share.
(3)	The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The ratio of expenses to average net assets includes interest expense, which is excluded for purposes of calculating the expense reimbursement (see Note 3). The before expense reimbursement and after expense reimbursement ratios excluding interest expense were 1.87% and 1.49%, respectively, for the six months ended March 31, 2007.

The accompanying notes are an integral part of these financial statements.

KEELEY Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2007
(Unaudited)

1.	ORGANIZATION

KEELEY Funds, Inc. (the “Company”) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end investment company. The Company consists of the KEELEY Mid Cap Value Fund (“KMCVX”) and the KEELEY All Cap Value Fund (“KACVX”), each a series. KMCVX and KACVX commenced operations on August 15, 2005, and June 14, 2006, respectively (each a “commencement date”, collectively the “commencement dates”). KMCVX and KACVX will be collectively referred to herein as the “Funds”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation – Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Company.

KEELEY Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 31, 2007
(Unaudited)

b) Federal Income and Excise Taxes – It is the Company’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Company. Therefore, no federal income or excise tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

c) Distributions to Shareholders – Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized gains, if any, will be declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. The Company may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. Where appropriate, reclassifications between capital accounts are made for only those differences that are permanent in nature.

d) Other – Investment transactions are recorded on the trade date. The Company determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

e) Guarantees and Indemnifications – In the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims against the Company that have not yet occurred. Based on experience, the Company expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AGREEMENT

The Company has an agreement with Keeley Asset Management Corp. (the “Adviser”), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Company (the “Investment Advisory Agreement”). Under the terms of this agreement, the Funds each pay the Adviser a monthly fee at the annual rate of 1.00% of each fund’s first $350 million, 0.90% of the next $350 million, and 0.80% in excess of $700 million of each fund’s average daily net assets.

KEELEY Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 31, 2007
(Unaudited)

Under the Investment Advisory Agreement for the two-year period ended September 30, 2008, if the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.49% of KMCVX’s average daily net assets, and 1.49% of KACVX’s average daily net assets, the Adviser will reimburse KMCVX and KACVX for the amount of such excess expenses.

4.	DISTRIBUTION PLAN

The Company has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan is designed to reimburse Keeley Investment Corp. (the “Distributor”), with whom certain officers and directors of the Company are affiliated, for certain promotional and other sales related costs and to permit the Company to compensate other dealers of its shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the plan do not exceed 0.25% of the average daily net assets of the Funds. The Funds paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. For the period from October 1, 2006 to March 31, 2007, KMCVX paid $73,589 in distribution fees, of which $23,248 was paid to the Distributor. KACVX paid $29,882 in distribution fees, of which $14,080 was paid to the Distributor.

5.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for KMCVX for the period from October 1, 2006 to March 31, 2007, were $27,180,861 and $25,957,390, respectively. For the period from October 1, 2006 to March 31, 2007, KMCVX paid $87,176 in brokerage commissions on trades of securities to the Distributor.

The aggregate purchases and sales of securities, excluding short-term investments, for KACVX for the period from October 1, 2006 to March 31, 2007, were $21,422,511 and $6,444,158, respectively. For the period from October 1, 2006 to March 31, 2007, KACVX paid $40,032 in brokerage commissions on trades of securities to the Distributor.

6.	FEDERAL INCOME TAX INFORMATION

At September 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	KMCVX	KACVX
Cost of Investments	$53,715,406	$15,104,741
Gross Unrealized Appreciation	$3,697,754	$436,520
Gross Unrealized Depreciation	(2,792,651)	(541,154)
Net Unrealized Appreciation
(Depreciation) on investments	$905,103	$(104,634)

KEELEY Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 31, 2007
(Unaudited)

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences resulting from wash sale transactions during the year.

     At September 30, 2006, KMCVX and KACVX had net Post-October realized capital losses of $1,297,709, and 190,320, respectively, from transactions between November 1, 2005, and September 30, 2006.

     At September 30, 2006, KMCVX had accumulated capital loss carryforwards for federal income tax purposes of $70,829 expiring in 2014. To the extent that KMCVX may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.

     As of September 30, 2006 the components of accumulated (deficit) on a tax basis were as follows:

	KMCVX	KACVX
Accumulated Capital and Other Losses	$(1,368,538)	$(190,320)
Unrealized Appreciation (Depreciation) on Investments	905,103	(104,634)
Total Accumulated (Deficit)	$(463,435)	$(294,954)

7.	OFFERING PRICE PER SHARE

The public offering price is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.5%.

The Distributor retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge. For the period from October 1, 2006 to March 31, 2007, the Distributor received $20,958 of sales charges on behalf of KMCVX. For the period from October 1, 2006 to March 31, 2007, the Distributor received $28,097 of sales charges on behalf of KACVX. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.

As specified in the Funds’ Prospectuses, reduced sales charges are available through a right of accumulation and certain sales of shares of the Funds can be made at net asset value per share.

8.	LINE OF CREDIT ARRANGEMENTS

The Funds are parties to uncommitted line of credit agreements with U.S. Bank, N.A., expiring March 1st, 2008, under which KMCVX may borrow up to the lesser of (a) $2.75 million or (b) 10% of the market value of the assets of KMCVX. Under a separate agreement, KACVX may borrow up to the lesser of (a) $530,000 or (b) 10% of the market value of the assets of KACVX. Interest is charged on borrowings at the prevailing Prime Rate. The Funds have borrowed under these agreements from time to time to increase the efficiency of cash flow management. For the six months ended March 31, 2007, KMCVX and KACVX made interest payments of $3,633 and $2,085, respectively.

9.	RELATED PARTY TRANSACTIONS

As of March 31, 2007, one director of KMCVX beneficially owned 934,254 shares of KMCVX, which represents 17.84% of the fund’s outstanding shares.

As of March 31, 2007, one director of KACVX beneficially owned 798,289 shares of the KACVX, which represents 27.86% of the fund’s outstanding shares.

RENEWAL OF INVESTMENT ADVISORY CONTACT

     In November 2006, the Board of Directors of the Fund considered renewal of the Fund’s Investment Advisory Agreement and after a detailed analysis, approved such renewal. In considering renewal, the Board reviewed and discussed in detail the following factors: (i) the nature, extent and quality of service of the Adviser, (ii) the investment performance of the Funds and the Adviser; (iii) the cost of the services to be performed and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grew and (v) whether the fee levels reflect economies of scale for the benefit of the Funds’ investors.

     With respect to the first factor, the Board reviewed the Investment Advisory Agreement and noted that under that agreement, the Adviser provided only investment advice, and that most of the other services were paid for by the Funds and provided by other service providers, such as the transfer agent, custodian, pricing service and administrator. The Board noted, however, that the distributor, an affiliate of the Adviser, paid for certain expenses of the Funds, such as the cost of certain brokerage platforms, which reduced the Funds’ transfer agent expense. The Board noted that the distributor received 12b-1 fees as reimbursement for those expenses, but to date the expenditures by the distributor exceed the reimbursements. The Board discussed the possibility of the Adviser expanding the services to the Funds, but felt that having outside service providers was a benefit to the Funds and its shareholders, and did not feel that the fact that the Adviser was not providing such services was a negative or should adversely impact its decision about renewal of the Investment Advisory Agreement. The Board then directly addressed the quality of the Advisory services, which the Board felt were reflected by the performance of the Adviser and the Funds (which factor is discussed in detail below). Based on the performance, the Board concluded that the quality of the services provided by the Adviser was a significant factor and a basis to renew the Agreement.

     The Board reviewed the performance of the Funds based on the information in the draft annual report and in other material furnished to the Board for the purpose of evaluating the performance of the Funds and the Adviser, comparing the Funds’ performance, with and without load, against the S&P Mid Cap 400 Index and the Russell Mid Cap Value Index (Mid Cap Fund) and the Russell 3000 Value Index (All Cap Fund) for the prior 3 month and 1 year (except All Cap) periods and since commencement of operations. The Board also reviewed Morningstar data and S&P data. Using this data, the Funds were consistently in the bottom 5% of its categories for all periods reviewed. The Board considered the fact that the Funds have not been in existence very long and the performance factors were a result of the initial start up of the Funds.

     The next factor considered was the cost of the services and the profits to the Adviser. In terms of cost, the Board recognized that the Advisory fee was higher than the fee charged by many Advisers. In making that analysis, the Board reviewed peer group information of 15 other funds. The group of 12 funds were all mid cap value funds and ranged in size from $16.6 million to $2.7 billion. In that analysis, the Board noted that the average Adviser expense for the group was 0.76%. The Board reviewed the Fund-related revenue collected by the Adviser and its affiliates over the past year, which included the investment Advisory fee, 12b-1 fees, brokerage commissions to the affiliated broker and sales load on retail sales made by the distributor. In evaluating those items, the Board compared the 12b-1 fees received versus the expenses incurred. With respect to brokerage, the Board noted that all of the transactions were at a price which the Adviser had represented was the lowest price charged by the affiliated broker to any brokerage customer. In looking at the costs to the Funds, the Board paid particular attention to the total expenses of the Funds, which the Board felt were a reflection of the overall services of the Adviser. The Board noted that although the Advisory fee was in excess of the median and the total expenses of the Fund were 1.95%, the Adviser had just put in place an expense cap at 1.49%, which is close to the average of 1.42%. The Board concluded that although the cost of the Adviser was in excess of the median, the total expenses of the Funds are in line with industry standards and averages, and on the basis of the factor of cost to the Funds and benefit to the Adviser, the agreement should be renewed.

     The next factor the Board considered was the extent to which economies of scale would be realized as the Funds grow. In that analysis, the Board reviewed with the Adviser the services to be performed and how those would change as the Funds grew. The Adviser also reviewed with the Board personnel changes it had made to deal with the increased workload, and also reviewed with the Board anticipated additional hirings. The Board concluded that economies of scale could be recognized by the Funds with respect to a number of the service providers, as their fee schedules include break points with increased asset size, but was not certain that a significant economy would result to the Adviser. The Adviser also reminded the Board that it had increased its office space, hired interns, improved benefits and added two disaster recovery areas. The Adviser had also changed fund administrators and is working with a concentrated, efficient team that helps keep costs low.

     On the several factors described above, the Board concluded that the Investment Advisory Agreement should be renewed.

Proxy Voting Policies and Procedure

You may obtain a description of KEELEY Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.933.5391. That information also is included in KEELEY funds’ statements of additional information, which is available on the Funds’ website at www.keeleyfunds.com and the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each KEELEY fund voted proxies relating to portfolio securities held during the twelve month period ended June 30, 2006 is available on the Funds’ website at www.keeleyfunds.com and the Securities and Exchange Commission’s website at www.sec.gov.

Information About Portfolio Securities

KEELEY Funds files a complete schedule of portfolio holding with the Securities and Exchange Commission for the quarters ending June 30, 2006 and December 31, 2006 (the first and third quarters of the funds’ fiscal year) on Form N-Q. The funds’ Forms N-Q are available on the Securities and Exchanges Commission’s website at www.sec. gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

 Investment Adviser

KEELEY ASSET MANAGEMENT CORP.
Chicago, Illinois

Distributor

KEELEY INVESTMENT CORP.
Chicago, Illinois

Custodian
U.S. BANK, N.A.
Milwaukee, Wisconsin
888-933-5391

Transfer Agent and Dividend Disbursing Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
888-933-5391

Independent Registered Public Accounting Firm
PRICEWATERHOUSECOOPERS LLP
Milwaukee, Wisconsin

Counsel
MELTZER, PURTILL, STELLE LLC
Schaumburg, Illinois

Performance information is historical and is not a guarantee of future results. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than the investor’s original cost. This material may only be used when preceded or accompanied by each Fund’s Prospectus.

401 South LaSalle Street • Suite 1201 • Chicago • Illinois • 60605
(312) 786-5050 • (800) 533-5344 • FAX (312) 786-5003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Keeley Small Cap Value Fund, Inc.
By (Signature and Title)*	/s/ John Keeley, Jr.
John L. Keeley Jr., President
Date	May 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Keeley Jr.
John L. Keeley Jr., President
Date	May 24, 2007
By (Signature and Title)*	/s/ Emily Viehweg
Emily Viehweg, Treasurer
Date	May 24, 2007

* Print the name and title of each signing officer under his or her signature.